BANK LOAN	6 Months Ended
Jun. 30, 2022
Bank Loan
BANK LOAN

NOTE 7 – BANK LOAN

On November 14, 2016, PT Green World Nusantara, an Indonesian subsidiary of the Company that operates the Kruh Block, entered in an agreement and obtained a bank loan in the form of an overdraft loan with a principal amount not exceeding $1,900,000, an automatically renewable term of one year first due on November 14, 2017, and floating interest rate spread of 1% per annum above the interest rate earned by the collateral account in which the Company deposits a balance of $2,000,000 for the purpose of pledging this loan. The pledge decreased to $1,000,000 since the facility decreased from $1,900,000 to $1,000,000 on March 2, 2020. This overdraft loan was extended to November 14, 2022 and, subsequent to June 30, 2022, the unpaid borrowings in the amount of $980,452 have been repaid (see note 15).

The Company has booked interest expense of $15,500 and $5,712 for the six months ended June 30, 2022 and 2021, respectively, related to this overdraft loan. The interest expense is recorded in the other expense on the condensed consolidated statements of operations, and unpaid interest is recorded in the condensed consolidated balance sheets under accrued expenses.